UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Target 2008 Fund

	Shares	Value ($)

Common Stocks 19.0%
Consumer Discretionary 1.7%
Auto Components 0.2%
Autoliv, Inc.	300	18,372
TRW Automotive Holdings Corp.*	400	10,224

		28,596
Hotels Restaurants & Leisure 0.3%
Panera Bread Co. "A"*	100	5,226
Yum! Brands, Inc.	1,000	40,680

		45,906
Household Durables 0.2%
Centex Corp.	1,100	22,902

Media 0.5%
DISH Network Corp. "A"*	1,100	32,824
Liberty Global, Inc. "A"*	100	3,539
The DIRECTV Group, Inc.*	1,600	39,424

		75,787
Specialty Retail 0.5%
The Gap, Inc.	1,800	33,516
TJX Companies, Inc.	1,200	38,664

		72,180
Consumer Staples 1.7%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	300	6,750
Pepsi Bottling Group, Inc.	1,000	33,710
PepsiCo, Inc.	200	13,706

		54,166
Food & Staples Retailing 0.6%
Kroger Co.	900	24,525
Safeway, Inc.	200	6,320
Wal-Mart Stores, Inc.	1,000	57,980

		88,825
Household Products 0.3%
Colgate-Palmolive Co.	500	35,350
Procter & Gamble Co.	100	6,705

		42,055
Personal Products 0.2%
Herbalife Ltd.	700	30,646
Tobacco 0.2%
Altria Group, Inc.	560	11,200
Philip Morris International, Inc.*	460	23,474

		34,674
Energy 2.6%
Oil, Gas & Consumable Fuels
Apache Corp.	300	40,404
Chevron Corp.	800	76,920
ConocoPhillips	700	60,305
ExxonMobil Corp.	658	61,240
Hess Corp.	300	31,860
Marathon Oil Corp.	800	36,456
Noble Energy	400	34,800
Occidental Petroleum Corp.	200	16,642
Sunoco, Inc.	200	9,282
W&T Offshore, Inc.	100	4,090
Williams Companies, Inc.	100	3,550

		375,549
Financials 2.8%
Capital Markets 1.4%
Bank of New York Mellon Corp.	1,200	52,236
Charles Schwab Corp.	1,800	38,880
Franklin Resources, Inc.	200	19,030
Northern Trust Corp.	600	44,466
State Street Corp.	600	43,284

		197,896

Commercial Banks 0.3%
Wells Fargo & Co.	1,610	47,897
Diversified Financial Services 0.1%
The Nasdaq OMX Group, Inc.*	600	21,870
Insurance 0.6%
ACE Ltd.	700	42,203
Allied World Assurance Co. Holdings Ltd.	200	8,246
MetLife, Inc.	100	6,085
PartnerRe Ltd.	400	29,592
Reinsurance Group of America, Inc.	100	5,198

		91,324
Real Estate Investment Trusts 0.3%
Equity Residential (REIT)	200	8,304
Host Hotels & Resorts, Inc. (REIT)	200	3,440
ProLogis (REIT)	100	6,261
Public Storage (REIT)	100	9,070
Simon Property Group, Inc. (REIT)	100	9,986

		37,061
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	400	9,480
Health Care 2.5%
Biotechnology 0.3%
Gilead Sciences, Inc.*	800	41,408
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	600	37,392
Intuitive Surgical, Inc.*	100	28,926
Kinetic Concepts, Inc.*	600	23,796
St. Jude Medical, Inc.*	500	21,890

		112,004
Health Care Providers & Services 0.4%
Aetna, Inc.	400	17,440
Health Net, Inc.*	1,200	35,148

		52,588
Pharmaceuticals 1.0%
Eli Lilly & Co.	800	38,512
Johnson & Johnson	200	13,418
Merck & Co., Inc.	800	30,432
Pfizer, Inc.	3,100	62,341
Watson Pharmaceuticals, Inc.*	100	3,104

		147,807
Industrials 3.0%
Aerospace & Defense 0.6%
General Dynamics Corp.	300	27,126
Honeywell International, Inc.	840	49,896
Northrop Grumman Corp.	200	14,714

		91,736
Airlines 0.2%
US Airways Group, Inc.*	2,500	21,475
Building Products 0.2%
Armstrong World Industries, Inc.	100	3,559
Lennox International, Inc.	100	3,314

USG Corp.*	700	24,717

		31,590
Commercial Services & Supplies 0.3%
HNI Corp.	100	2,177
The Brink's Co.	500	36,375

		38,552
Construction & Engineering 0.1%
Shaw Group, Inc.*	400	19,768
Industrial Conglomerates 0.5%
3M Co.	600	46,140
General Electric Co.	840	27,468

		73,608
Machinery 0.6%
Caterpillar, Inc.	500	40,940
Flowserve Corp.	300	37,227
PACCAR, Inc.	200	9,464

		87,631
Marine 0.2%
Kirby Corp.*	500	27,420
Road & Rail 0.3%
Ryder System, Inc.	600	41,082
Information Technology 2.4%
Computers & Peripherals 1.2%
Apple, Inc.*	300	52,185
International Business Machines Corp.	400	48,280
Lexmark International, Inc. "A"*	800	25,112
Seagate Technology	1,400	26,418
Western Digital Corp.*	900	26,091

		178,086
Electronic Equipment & Instruments 0.1%
Avnet, Inc.*	400	10,476
Tech Data Corp.*	100	3,361

		13,837
Internet Software & Services 0.1%
eBay, Inc.*	380	11,890
IT Services 0.1%
VeriFone Holdings, Inc.*	1,300	14,547
Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	1,300	37,908
Software 0.6%
Compuware Corp.*	200	1,508
Microsoft Corp.	2,810	80,142
Symantec Corp.*	360	6,199

		87,849
Materials 0.7%
Chemicals 0.3%
Monsanto Co.	300	34,206
Metals & Mining 0.4%
AK Steel Holding Corp.	300	18,834
Freeport-McMoRan Copper & Gold, Inc.	300	34,125

Reliance Steel & Aluminum Co.	100	6,078

		59,037
Telecommunication Services 1.0%
Diversified Telecommunication Services
AT&T, Inc.	1,110	42,968
Embarq Corp.	800	33,256
Verizon Communications, Inc.	1,700	65,416

		141,640
Utilities 0.6%
Electric Utilities 0.3%
Edison International	900	46,953
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	500	42,325

Total Common Stocks (Cost $2,660,679)		2,731,761
	Principal Amount ($)	Value ($)

Government & Agency Obligation 81.8%
US Treasury Obligation
US Treasury STRIPS, 5.909%**, 5/15/2008 (a) (Cost $11,752,383)	11,781,000	11,773,625
	Shares	Value ($)

Securities Lending Collateral 31.6%
Daily Assets Fund Institutional, 2.88% (b) (c) (Cost $4,549,200)	4,549,200	4,549,200
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $18,962,262) †	132.4	19,054,586
Other Assets and Liabilities, Net	(32.4)	(4,659,218)

Net Assets	100.0	14,395,368

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $18,984,687. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $69,899. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $198,688 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $128,789.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2008 amounted to $4,460,000 which is 31.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008